Average Annual Total Returns{- Fidelity® Series Long-Term Treasury Bond Index Fund} - 02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-09 - Fidelity® Series Long-Term Treasury Bond Index Fund
	Fidelity Series Long-Term Treasury Bond Index Fund-Default Return Before Taxes Past 1 year	Fidelity Series Long-Term Treasury Bond Index Fund-Default Return Before Taxes Past 5 years	Fidelity Series Long-Term Treasury Bond Index Fund-Default Return Before Taxes Since Inception		Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Long-Term Treasury Bond Index Fund-Default After Taxes on Distributions and Sales Since Inception		LB010 Past 1 year	LB010 Past 5 years	LB010 Since Inception
Total	(4.83%)	6.42%	2.79%	[1]	(5.70%)	4.36%	0.90%	[1]	(2.81%)	4.38%	1.56%	[1]	(4.65%)	6.54%	2.95%	[1]

[1]	(a)From July 7, 2016